The Assets and Liabilities of Tata Technologies Limited, Tal Manufacturing Solutions Limited, Company's Certain Assets Related to Defence Business are Classified as "Held for Sale" as They Meet Criteria Laid Out Under IFRS 5 - Summary of Assets and Liabilities Classifed as Held for Sale (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Current assets:
Cash and cash equivalents	₨ 147,167.5	$ 2,258.0	₨ 139,867.6	$ 2,146.0	₨ 171,536.1	₨ 197,430.9
Short-term deposits	193,615.7	2,970.7	218,927.6
Trade receivables	198,933.0	3,052.3	140,755.5
Other financial assets	58,443.6	896.7	24,647.5
Inventories	424,296.2	6,510.1	352,953.8
Other current assets	76,625.5	1,175.7	65,439.9
Current income tax assets	2,087.4	32.0	2,231.8
Total current assets	1,362,648.3	20,907.5	1,163,336.4
Non-currentassets:
Investments	7,576.5	116.3	6,868.2
Other financial assets	50,592.8	776.3	36,647.7
Property, plant and equipment	850,444.1	13,048.6	651,199.4
Goodwill	1,164.5	17.9	6,733.2	$ 103.3	7,598.0
Intangible assets	685,167.9	10,512.7	571,513.8
Non-current income tax assets	8,999.0	138.1	9,723.1
Deferred income taxes	41,064.6	630.1	44,221.7		₨ 39,575.9
Other non-currentassets	24,427.4	374.8	22,811.1
Total non-current assets	1,873,288.9	28,742.6	1,503,309.6
Total assets	3,235,937.2	49,650.1	2,666,646.0
Current liabilities:
Accounts payable	804,601.6	12,345.2	610,201.4
Short-term borrowings and current portion of long-term debt	277,287.4	4,254.5	179,526.7
Other financial liabilities	119,118.6	1,827.7	182,202.0
Provisions	79,418.5	1,218.5	58,082.7
Other current liabilities	72,050.7	1,105.5	60,605.2
Current income tax liabilities	15,590.7	239.2	13,925.8
Total current liabilities	1,427,782.7	21,906.8	1,152,886.2
Non-currentliabilities:
Long-term debt	611,419.4	9,381.2	605,644.5
Other financial liabilities	27,887.4	427.9	114,664.3
Provisions	109,493.3	1,680.0	90,025.1
Other liabilities	84,149.3	1,291.1	152,777.3
Total non-current liabilities	894,207.2	13,720.1	974,917.6
Total liabilities	2,321,989.9	35,626.9	₨ 2,127,803.8
Assets and liabilities classified as held for sale [member]
Current assets:
Cash and cash equivalents	2,439.4	37.4
Short-term deposits	201.2	3.1
Trade receivables	5,245.8	80.5
Other financial assets	319.0	4.9
Inventories	958.0	14.7
Other current assets	584.7	9.0
Current income tax assets	726.4	11.1
Total current assets	10,474.5	160.7
Non-currentassets:
Investments	317.9	4.9
Other financial assets	546.9	8.4
Property, plant and equipment	4,545.3	69.7
Goodwill	5,579.1	85.6
Intangible assets	3,076.1	47.2
Non-current income tax assets	318.4	4.9
Deferred income taxes	211.6	3.2
Other non-currentassets	782.1	12.1
Total non-current assets	15,377.4	236.0
Total assets	25,851.9	396.7
Current liabilities:
Accounts payable	3,926.4	60.2
Short-term borrowings and current portion of long-term debt	939.0	14.4
Other financial liabilities	67.0	1.0
Provisions	117.1	1.8
Other current liabilities	1,844.1	28.3
Current income tax liabilities	714.3	11.0
Total current liabilities	7,607.9	116.7
Non-currentliabilities:
Long-term debt	486.5	7.5
Other financial liabilities	13.4	0.2
Provisions	297.0	4.6
Other liabilities	2,297.0	35.2
Total non-current liabilities	3,093.9	47.5
Total liabilities	₨ 10,701.8	$ 164.2